FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected	89
Term for collection of OPEB balance commencing from 2013	20 years
EGD
FINANCIAL STATEMENT EFFECTS
Cumulative costs relating to consulting contract capitalized	144	133
Average service life	25 years
OPEB | EGD
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected	89
Term for collection of OPEB balance commencing from 2013	20 years
Liquids Pipelines | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	605	527
Liquids Pipelines | Deferred transportation revenues
FINANCIAL STATEMENT EFFECTS
Regulatory assets	155	84
Gas Distribution | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	201	170
Gas Distribution | Future removal and site restoration reserves
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(882)	(836)
Gas Distribution | Pension plans and OPEB
FINANCIAL STATEMENT EFFECTS
Regulatory assets	212	108
Sponsored Investments | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	73	83